LEASE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LEASE
5. LEASE

As of March 31, 2021 and December 31, 2020, the Company entered into one workshop under operating lease with a lease term of 2 years, commencing from November 16, 2020.

Right of use assets and lease liability – right of use are as follows:

	March 31, 2021	December 31, 2020

Right-of-use assets	$131,769	$157,379

The lease liability – right of use is as follows:

	March 31, 2021	December 31, 2020

Current portion	$70,458	$88,537
Non-current portion	61,524	68,961

Total	$131,982	$157,498

The weighted average discount rate for the operating lease is 2.75%.

As of March 31, 2021, the operating lease payment of $70,458 will become mature in the next 12 months

As of December 31, 2020, the Company entered into one workshop under operating lease with a lease term of 2 years, commencing from November 16, 2020.

Right of use assets and lease liability – right of use are as follows:

	As of December 31
	2020	2019

Right-of-use assets	$157,379	$130,794

The lease liability – right of use is as follows:

	As of December 31
	2020	2019

Current portion	$88,537	$70,375
Non-current portion	68,961	59,983

Total	$157,498	$130,358

The weighted average discount rate for the operating lease is 2.75%.

As of December 31, 2020, the operating lease payment of $157,498 will become matured in the next 12 months.